Shareholder Report, Line Graph (Details) 193815_Innovator Growth-100 Power Buffer ETF - October_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Sep. 30, 2019	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - October
Account Value [Line Items]
Line Graph and Table Measure Name								Innovator Growth-100 Power Buffer ETF - October NAV
Accumulated Value	$ 16,201	$ 13,732	$ 11,500	$ 13,061	$ 10,929	$ 10,221	$ 10,000	$ 18,811
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								NASDAQ 100 Total Return Index
Accumulated Value	26,770	19,233	15,091	20,805	14,405	10,437	10,000	$ 35,056
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								NASDAQ 100 Index
Accumulated Value	$ 25,667	$ 18,595	$ 14,718	$ 20,454	$ 14,263	$ 10,431	$ 10,000	$ 33,368